RELATED PARTY TRANSACTIONS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS
Service charges	222	127	106
Purchase of natural gas by wholly owned subsidiaries	99	15
Sale of natural gas by wholly owned subsidiaries	10	7	5
Amounts receivable from affiliates	185	182
Vector Pipeline joint venture
RELATED PARTY TRANSACTIONS
Service charges	6	6	6
Amounts receivable from affiliates	181	178
Vector Pipeline joint venture | Minimum
RELATED PARTY TRANSACTIONS
Annual interest rate on the loans (as a percent)	3.00%
Vector Pipeline joint venture | Maximum
RELATED PARTY TRANSACTIONS
Annual interest rate on the loans (as a percent)	8.00%